Share Capital and Share-based Payments	12 Months Ended
Dec. 31, 2024
Share Capital and Share-Based Payments [Abstract]
SHARE CAPITAL AND SHARE-BASED PAYMENTS	SHARE CAPITAL AND SHARE-BASED PAYMENTS
(a)Authorized capital
The Company is authorized to issue an unlimited number of common shares with no par value.
(b)Share issuances
During the year ended December 31, 2024, the Company issued 10.9 million common shares (2023 – 9.3 million) under the at-the market equity offering program (the “ATM Program”) provided by the equity distribution agreement it entered into on November 21, 2022 with third party agents. The common shares were issued at a weighted average share price of $4.61 per common share (2023 – $4.48) for total gross proceeds of $50.2 million (2023 – $41.8 million). Under the ATM Program, the Company was permitted to sell up to $100.0 million of its common shares at the prevailing market price at the time of sale until December 21, 2024 which was fully utilized on March 31, 2024. The Company issued a cumulative total of 22.5 million (2023 – 11.6 million) common shares under the ATM Program.
On April 26, 2024, the Company issued 56.4 million common shares on a bought deal basis at a price of $5.30 per common share for gross proceeds of $299.0 million, of which $6.0 million of common shares were issued to the Company’s Chairman, Ross Beaty.
19.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(b)Share issuances (continued)
On May 13, 2024, the Company issued 42.0 million common shares to Orion as part of the consideration for the Greenstone Acquisition with a total fair value of $217.6 million (note 5).
In October 2024, the Company issued a total of 26.6 million common shares on conversion of the 2019 Convertible Notes and reclassified the carrying amount of the financial liability of $139.7 million and conversion option of $12.2 million that was previously included in reserves to share capital (notes 13(d) and 20).
The Company also issued 1.5 million common shares on exercise of stock options and settlement of RSUs and pRSUs during the year ended December 31, 2024 (2023 – 1.3 million on exercise of warrants and stock options, and settlement of RSUs and pRSUs) (note 19(c)).
Share issue costs of $13.7 million incurred during the year ended December 31, 2024 (2023 – $1.1 million) and presented as a reduction to share capital mainly relate to the $12.0 million of costs incurred in connection with the April 2024 bought deal public offering (2023 – relates to shares issued under the ATM Program).
On October 1, 2024, the Company filed a short form base shelf prospectus that permits the issuance of the Company’s securities comprising any combination of common shares, debt securities, subscription receipts, share purchase contracts, units or warrants in one or more issuances until October 31, 2026 in Canada and the United States, in amounts, at prices and on terms to be determined based on market conditions at the time of sale and as set forth in an accompanying prospectus supplement.
(c)Share-based compensation plans
(i)Restricted share units
Under the terms of the Equinox Gold Restricted Share Unit Plan (the “RSU Plan”), the Board of Directors may, from time to time, grant to directors, officers, employees, and consultants, RSUs and pRSUs in such numbers and for such terms as may be determined by the Board of Directors. The RSUs granted generally vest over two or three years. The pRSUs granted are subject to a multiplier of 0% to 300% of the number of pRSUs granted based on the achievement of specified non-market conditions, including completion of construction targets, or market conditions, including the Company’s total shareholder return as compared to the S&P Global Gold Index over a three-year comparison period.
Equity-settled RSUs and pRSUs
The following table summarizes the changes in the Company’s equity-settled RSUs and pRSUs outstanding during the years ended December 31, 2024 and 2023:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2022	981,258	939,802
Granted	1,613,051	2,302,300
Settled	(331,775)	(15,656)
Forfeited	(58,036)	(175,800)
Outstanding – December 31, 2023	2,204,498	3,050,646
Granted	1,151,110	396,900
Settled	(684,819)	(153,355)
Forfeited	(121,250)	(242,255)
Outstanding – December 31, 2024	2,549,539	3,051,936
19.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(c)Share-based compensation plans (continued)
(i)Restricted share units (continued)
Equity-settled RSUs and pRSUs (continued)
The equity-settled RSUs granted during the years ended December 31, 2024 and 2023 vest over a period of two to three years. The equity-settled pRSUs granted during the year ended December 31, 2024 are subject to a multiplier of 0% to 200% of the number of units granted based on the Company’s total shareholder return as compared to the S&P Global Gold Index over a three-year vesting period. Of the total number of equity-settled pRSUs granted during the year ended December 31, 2023, 0.5 million are subject to a multiplier of 0% to 200% of the number of units granted based on the Company’s total shareholder return as compared to the S&P Global Gold Index over a three-year vesting period. The remaining 1.8 million pRSUs are subject to a multiplier of 100% to 125% of the number of units granted based on the achievement of certain non-market conditions, including the completion of construction of Greenstone, and have a vesting date of December 31, 2025.
The weighted average grant date fair value of the equity-settled RSUs and pRSUs granted during the year ended December 31, 2024 was $4.46 (2023 – $4.47).
The equity-settled pRSUs settled during the years ended December 31, 2024 and 2023 were subject to a multiplier of 100%.
Cash-settled RSUs and pRSUs
Under the terms of the RSU Plan, certain RSUs and pRSUs granted to employees entitle the holder to a cash payment equal to the number of RSUs and pRSUs vested, multiplied by the quoted market price of the Company’s common shares on completion of the vesting period.
The following table summarizes the changes in the Company’s cash-settled RSUs and pRSUs outstanding during the years ended December 31, 2024 and 2023:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2022	363,682	23,200
Granted	888,100	741,800
Settled	(126,883)	—
Forfeited	(225,232)	(27,800)
Outstanding – December 31, 2023	899,667	737,200
Granted	650,400	43,800
Settled	(305,631)	—
Forfeited	(149,001)	(72,000)
Outstanding – December 31, 2024	1,095,435	709,000
The cash-settled RSUs granted during the years ended December 31, 2024 and 2023 vest over a period of three years. Of the total number of cash-settled pRSUs granted during the year ended December 31, 2023, 0.7 million pRSUs are subject to a multiplier of 100% to 125% of the number of units granted based on the achievement of certain non-market conditions, including the completion of construction of Greenstone, and have a vesting date of December 31, 2025.
The weighted average grant date fair value of the cash-settled RSUs and pRSUs granted during the year ended December 31, 2024 was $4.47 (2023 – $4.45).
The total liability for cash-settled RSUs and pRSUs outstanding at December 31, 2024 was $7.5 million (2023 – $3.0 million), of which $4.0 million and $3.5 million (2023 – $1.5 million and $1.4 million) are classified as current liabilities and non-current liabilities, respectively.
19.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(c)Share-based compensation plans (continued)
(ii)Deferred share units
Under the terms of the Equinox Gold Deferred Share Unit Plan (the “DSU Plan”), non-executive directors may elect to receive all or a portion of their annual compensation in the form of DSUs. The DSUs are issued on a quarterly basis with the number of DSUs issued based on the five-day volume weighted average trading price of the Company’s common shares at the date of grant. DSUs vest immediately. The DSUs are redeemable in cash for 90 days from the date a director ceases to be a member of the Board of Directors.
The following table summarizes the changes in the Company’s DSUs outstanding during the years ended December 31, 2024 and 2023:

Number of DSUs
Outstanding – December 31, 2022	280,738
Granted	138,284
Redeemed	(86,780)
Outstanding – December 31, 2023	332,242
Granted	87,545
Redeemed	(32,646)
Outstanding – December 31, 2024	387,141
The weighted average grant date fair value of DSUs granted during the year ended December 31, 2024 was $5.55 (2023 – $4.22).
The total fair value of DSUs outstanding at December 31, 2024 was $1.9 million (2023 – $1.6 million) and is included in other non-current liabilities.
(iii)Stock options
The following table summarizes the changes in the Company’s stock options outstanding during the years ended December 31, 2024 and 2023:

	Number of options	Weighted average exercise price (C$)
Outstanding – December 31, 2022	1,855,643	$6.42
Exercised	(360,331)	5.12
Expired/forfeited	(398,162)	9.78
Outstanding – December 31, 2023	1,097,150	5.64
Exercised	(636,024)	5.23
Expired/forfeited	(38,998)	5.12
Outstanding and exercisable – December 31, 2024	422,128	$6.31
19.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(d)Share-based compensation
The following table summarizes the Company’s share-based compensation recognized during the years ended December 31, 2024 and 2023:

	2024	2023
RSUs and pRSUs	$15,526	$11,815
DSUs	480	951
Total share-based compensation	$16,006	$12,766

Recognized in the consolidated financial statements as follows:
Equity-settled
General and administration expense	$9,258	$8,095
Operating expense	349	396
Capitalized within construction-in-progress	690	1,174
Cash-settled
General and administration expense	538	1,025
Operating expense	5,171	2,074
Exploration expense	—	2
Total share-based compensation	$16,006	$12,766